Quarterly Holdings Report
for
Fidelity® Canada Fund
July 31, 2022
CAN-NPRT3-0922
1.804819.118
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.5%
TELUS Corp.	1,043,200	24,015,881
Interactive Media & Services - 0.0%
VerticalScope Holdings, Inc. (a)	80,400	484,076
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. Class B (non-vtg.) (b)	334,900	15,396,168
TOTAL COMMUNICATION SERVICES		39,896,125
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.6%
Magna International, Inc. Class A (sub. vtg.)	91,200	5,823,610
Hotels, Restaurants & Leisure - 1.8%
Restaurant Brands International, Inc.	319,100	17,106,880
Multiline Retail - 3.0%
Dollarama, Inc.	473,500	28,697,306
Specialty Retail - 0.0%
Diversified Royalty Corp. (b)	184,600	390,665
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)(b)	99,400	1,948,335
TOTAL CONSUMER DISCRETIONARY		53,966,796
CONSUMER STAPLES - 8.4%
Beverages - 0.2%
GURU Organic Energy Corp. (a)(b)	324,600	1,992,391
Food & Staples Retailing - 7.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,108,500	49,523,474
Metro, Inc.	341,595	18,915,701
Neighbourly Pharmacy, Inc. (b)	94,778	1,717,854
North West Co., Inc.	245,100	6,599,546
		76,756,575
Personal Products - 0.3%
Jamieson Wellness, Inc. (c)	94,400	2,742,322
TOTAL CONSUMER STAPLES		81,491,288
ENERGY - 17.1%
Energy Equipment & Services - 0.8%
Computer Modelling Group Ltd.	521,200	2,026,923
Pason Systems, Inc.	505,800	6,074,893
		8,101,816
Oil, Gas & Consumable Fuels - 16.3%
Canadian Natural Resources Ltd. (b)	861,098	47,548,506
Enbridge, Inc.	678,000	30,449,244
Parkland Corp. (b)	465,400	13,058,312
PrairieSky Royalty Ltd. (b)	1,479,018	21,702,197
Suncor Energy, Inc.	1,311,400	44,507,004
		157,265,263
TOTAL ENERGY		165,367,079
FINANCIALS - 28.4%
Banks - 16.1%
Royal Bank of Canada (b)	827,000	80,636,619
The Toronto-Dominion Bank	1,166,000	75,739,237
		156,375,856
Capital Markets - 5.8%
Brookfield Asset Management, Inc. (Canada) Class A	901,906	44,751,948
TMX Group Ltd. (b)	107,700	11,050,488
		55,802,436
Insurance - 6.5%
Definity Financial Corp.	388,713	11,201,054
Intact Financial Corp.	158,725	23,624,993
Sun Life Financial, Inc.	597,600	27,748,464
		62,574,511
TOTAL FINANCIALS		274,752,803
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group, Inc.	137,800	5,300,869
dentalcorp Holdings Ltd. (a)	231,000	1,968,068
		7,268,937
INDUSTRIALS - 14.9%
Commercial Services & Supplies - 2.2%
GFL Environmental, Inc.	760,400	21,044,532
Professional Services - 2.5%
Thomson Reuters Corp. (b)	214,200	24,052,023
Road & Rail - 10.2%
Canadian National Railway Co.	263,850	33,426,563
Canadian Pacific Railway Ltd.	833,262	65,701,819
		99,128,382
TOTAL INDUSTRIALS		144,224,937
INFORMATION TECHNOLOGY - 6.9%
IT Services - 0.7%
Shopify, Inc. Class A (a)	192,900	6,719,979
Software - 6.2%
ApplyBoard, Inc. (a)(d)(e)	1,677	133,087
ApplyBoard, Inc. (non-vtg.) (a)(d)(e)	414	32,855
Constellation Software, Inc.	21,600	36,744,037
Dye & Durham Ltd.	446,100	6,570,182
Open Text Corp.	398,728	16,309,689
		59,789,850
TOTAL INFORMATION TECHNOLOGY		66,509,829
MATERIALS - 11.8%
Chemicals - 3.8%
Nutrien Ltd.	428,881	36,713,861
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B (b)	258,100	12,965,970
Metals & Mining - 6.2%
Franco-Nevada Corp.	268,900	34,431,715
Lundin Mining Corp.	801,400	4,518,455
Wheaton Precious Metals Corp.	610,700	20,955,182
		59,905,352
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	101,423	3,010,494
Western Forest Products, Inc.	1,487,783	1,731,129
		4,741,623
TOTAL MATERIALS		114,326,806
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Allied Properties (REIT) (b)	221,500	5,910,472
Real Estate Management & Development - 0.0%
Information Services Corp.	15,300	239,079
TOTAL REAL ESTATE		6,149,551
TOTAL COMMON STOCKS (Cost $566,988,260)		953,954,151

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(d)(e)	2,063	163,720
Series A2 (a)(d)(e)	1,615	128,166
Series A3 (a)(d)(e)	92	7,301
Series D (a)(d)(e)	4,504	357,437
Series Seed (a)(d)(e)	617	48,965
(Cost $770,130)		705,589

Convertible Bonds - 0.3%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (c) (Cost $2,294,878)	CAD	3,203,000	2,922,983

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	681,762	681,898
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	91,822,567	91,831,750
TOTAL MONEY MARKET FUNDS (Cost $92,513,648)		92,513,648

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $662,566,916)	1,050,096,371
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(81,546,201)
NET ASSETS - 100.0%	968,550,170

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,665,305 or 0.6% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $871,531 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688
ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290
ApplyBoard, Inc. Series A1	6/04/21	133,582
ApplyBoard, Inc. Series A2	6/04/21	104,573
ApplyBoard, Inc. Series A3	6/04/21	5,957
ApplyBoard, Inc. Series D	6/04/21	486,066
ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	479,852	98,458,302	98,256,256	9,626	-	-	681,898	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	82,977,032	935,943,356	927,088,638	111,347	-	-	91,831,750	0.3%
Total	83,456,884	1,034,401,658	1,025,344,894	120,973	-	-	92,513,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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